SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,993,044	$ 1,760,650	$ 1,561,665
% Of Total Revenues	100.00%	100.00%	100.00%
Operating Lease, Right-of-Use Asset	$ 398,265	$ 399,861
Property, Plant and Equipment, Net	114,419	128,155
Other Assets, Noncurrent	512,896	33,156
wix:LongTermAssetsExcludingIntangibleAndDeferredTaxAssets	$ 1,025,580	$ 561,172
wix:PercentageOfLongTermAssetsExcludingIntangibleAndDeferredTaxAssets	100.00%	100.00%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,107,874	$ 974,546	$ 864,475
% Of Total Revenues	56.00%	55.00%	55.00%
Operating Lease, Right-of-Use Asset	$ 16,703	$ 8,734
Property, Plant and Equipment, Net	2,136	2,767
Other Assets, Noncurrent	475,053	6,305
wix:LongTermAssetsExcludingIntangibleAndDeferredTaxAssets	$ 493,892	$ 17,806
wix:PercentageOfLongTermAssetsExcludingIntangibleAndDeferredTaxAssets	48.00%	3.00%
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 506,861	$ 440,521	$ 380,495
% Of Total Revenues	25.00%	25.00%	24.00%
Operating Lease, Right-of-Use Asset	$ 14,799	$ 16,390
Property, Plant and Equipment, Net	3,975	4,707
Other Assets, Noncurrent	157	77
wix:LongTermAssetsExcludingIntangibleAndDeferredTaxAssets	$ 18,931	$ 21,174
wix:PercentageOfLongTermAssetsExcludingIntangibleAndDeferredTaxAssets	2.00%	4.00%
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 17,693	$ 13,428	$ 11,678
% Of Total Revenues	1.00%	1.00%	1.00%
Operating Lease, Right-of-Use Asset	$ 366,763	$ 374,737
Property, Plant and Equipment, Net	108,218	120,615
Other Assets, Noncurrent	37,667	26,774
wix:LongTermAssetsExcludingIntangibleAndDeferredTaxAssets	$ 512,648	$ 522,126
wix:PercentageOfLongTermAssetsExcludingIntangibleAndDeferredTaxAssets	50.00%	93.00%
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 360,616	$ 332,155	$ 305,017
% Of Total Revenues	18.00%	19.00%	20.00%
Operating Lease, Right-of-Use Asset	$ 0	$ 0
Property, Plant and Equipment, Net	90	66
Other Assets, Noncurrent	19	0
wix:LongTermAssetsExcludingIntangibleAndDeferredTaxAssets	$ 109	$ 66
wix:PercentageOfLongTermAssetsExcludingIntangibleAndDeferredTaxAssets	0.00%	0.00%